Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Scheduled of convertible senior notes
	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Liability:
Principle:	200,000	200,000
Unamortized issuance costs	(2,075)	(3,169)
Net carrying amount	197,925	196,831